Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
ASSETS
Intangible assets	€ 692	€ 870
Property, plant and equipment	44,856	36,699
Investment in a joint venture	12,245	13,410
Other financial assets	3,451	3,386
Non-financial assets	17,188	13,487
Non-current assets	78,432	67,852
Other financial assets	60,203	22,581
Non-financial assets	9,883	18,648
Income tax receivable	107	169
Cash and cash equivalents	120,387	179,581
Current assets	190,580	220,979
Total Assets	269,012	288,831
SHAREHOLDERS' (DEFICIT) / EQUITY AND LIABILITIES
Subscribed capital	54,196	53,104
Share premium	843,158	843,074
Other capital reserves	373,765	277,654
Treasury shares	(185)	(279)
Accumulated loss	(1,355,690)	(970,198)
Accumulated other comprehensive income	203	148
Shareholders' (deficit) / equity	(84,553)	203,503
Other financial liabilities	19	21
Lease liabilities	9,110	8,353
Provisions	452	445
Trade and other payables	1,850	3,483
Deferred tax liabilities		10
Non-current liabilities	11,431	12,312
Other financial liabilities	1,004	4
Lease liabilities	3,007	2,616
Share-based payment liability	43	1,046
Provisions	699	730
Income tax payable	260	128
Warrants	292,044	26,267
Trade and other payables	38,225	33,658
Other non-financial liabilities	6,852	8,567
Current liabilities	342,134	73,016
Total Shareholders' (Deficit) / Equity and Liabilities	€ 269,012	€ 288,831